Share-based Payments (Details)	6 Months Ended
Jun. 30, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price (USD)	$ 368.9
Expected volatility (%)	79.16%
Expected Duration (years)	7 years
Dividend Yield (%)	0.00%
Risk Free Rate Interest (%)	2.40%
Minimum [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Coefficient	$ 2.0
Maximum [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Coefficient	$ 2.8